RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of amounts due to directors and officers (Details) - CAD ($)	Nov. 30, 2022	Nov. 30, 2021
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 705,672	$ 52,728
Company controlled by the CFO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	67,540	0
Company controlled by the Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	0	10,500
CEO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	250,179	561
Director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 387,953	$ 41,667